Property, plant and equipment - Narrative (Details) - Buildings - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 453	€ 1,846	€ 1,224
Lease facilities, Paris
Disclosure of quantitative information about right-of-use assets [line items]
Decrease through reassessment of lease term	€ 622